Segment Reporting - Schedule of Major Suppliers Purchases (Details) - USD ($)	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	$ 71,087,414		$ 40,546,552		$ 25,943,353
Supplier A [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]		[1]	4,722,466
Supplier B [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]		[1]	3,064,076
Supplier C [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]		[1]	2,964,493
Supplier D [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase		[1]		[1]	3,005,258
Supplier E [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	33,584,139		17,194,330		10,474,295
Supplier D One [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	8,769,446			[1]		[1]
Supplier E One [Member]
Schedule of Major Suppliers Purchases [Line Items]
Total purchase	$ 7,571,019			[1]		[1]

[1]	The purchase from this supplier is not over 10% of total purchase of the Company.